Cash and Cash Equivalents (Details)	Mar. 31, 2026
Bottom of range [member]
Cash and Cash Equivalents [Line Items]
Effective interest rate	1.45%
Top of range [member]
Cash and Cash Equivalents [Line Items]
Effective interest rate	2.00%